Capitalized Software, Net - Summary of Capitalized Software, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Website costs	$ 4,145	$ 4,142	$ 3,571
Development in process	3,686	3,277	2,294
Less: Accumulated amortization	(2,625)	(2,346)	(1,311)
Capitalized software, net	$ 5,206	$ 5,073	$ 4,554